2. GOING CONCERN (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Going Concern Details Narrative
Deficit Accumulated (in millions)	$ 21.4	$ 18.5
Common stock issued	29,696,213	1,987,601	1,991,508
Warrants issued	2,514,642
Proceed From Issuance Of Stock (in millions)	$ 7.93